Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Compensation and benefits
Salaries and variable compensation	SFr 2,161	SFr 2,170	SFr 2,148	SFr 4,331	SFr 4,337
Social security	187	159	200	346	360
Other	197	189	199	386	388
Compensation and benefits	2,545	2,518	2,547	5,063	5,085
Defined Benefit Plan, Service Cost	68	67	65	135	130
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	112	SFr 108	108	220	215
Bank
Compensation and benefits
Salaries and variable compensation				3,900	3,943
Social security				301	315
Other				408	443
Compensation and benefits	SFr 2,305		SFr 2,353	4,609	4,701
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost				256	278
Bank | International
Compensation and benefits
Defined Benefit Plan, Service Cost				SFr 8	SFr 8